Investment properties - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property
Depreciation expenses	₺ 18,211	₺ 12,748
Rental income	6,104	34,746
Direct operating expense from investment property	₺ 0	₺ 0